SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) - Inventory Valuation Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 7,724	$ 6,268
Increase in inventory provision	1,708	1,707
Write off	(447)	(251)
Balance at end of the year	$ 8,985	$ 7,724